Financial risk management (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 4,705	$ 19,998	$ 3,464
Restricted cash	4,082	4,007
Trade and other receivables	5,102	5,269
Derivative instruments	4,568	4,440
Loan payable	5,564
Convertible debenture	9,953	9,935
Promissory note	5,000
Government loan	3,552
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	4,705	19,998
Restricted cash	4,082	4,007
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Trade and other receivables	5,102	5,269
Derivative instruments	4,568	3,585
Loan payable	5,564
Glencore pre-payment facility	2,862	5,602
Convertible debenture	9,953	9,935
Promissory note	5,000
Government loan	$ 4,499